Supplement to the
Fidelity® Global Balanced Fund
December 30, 2011
Prospectus

The following information replaces similar information for Leon Tucker found in the "Fund Summary" section under the heading "Portfolio Manager(s)" beginning on page 6.

Maria Nikishkova (co-manager) has managed the fund since December 2012.

The following information replaces the biographical information for Leon Tucker found in the "Fund Management" section on page 26.

Maria Nikishkova is co-manager of the fund, which she has managed since December 2012. Since 2008, Ms. Nikishkova has worked as a research analyst and portfolio manager. Prior to 2008, Ms. Nikishkova worked as a market research analyst for Global Trading Resource Corporation in California beginning in 2002.

GBL-12-01  December 6, 2012
1.855563.108

Supplement to the
Fidelity Advisor® Global Balanced Fund
Class A, Class T, Class B, and Class C
December 30, 2011
Prospectus

The following information replaces the similar information for Leon Tucker found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 7.

Maria Nikishkova (co-manager) has managed the fund since December 2012.

The following information replaces the biographical information for Leon Tucker found in the "Fund Management" section on page 26.

Maria Nikishkova is co-manager of the fund, which she has managed since December 2012. Since 2008, Ms. Nikishkova has worked as a research analyst and portfolio manager. Prior to 2008, Ms. Nikishkova worked as a market research analyst for Global Trading Resource Corporation in California beginning in 2002.

AGBL-12-01  December 6, 2012
1.899423.107

Supplement to the
Fidelity Advisor® Global Balanced Fund
Institutional Class
December 30, 2011
Prospectus

The following information replaces the similar information for Leon Tucker found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 7.

Maria Nikishkova (co-manager) has managed the fund since December 2012.

The following information replaces the similar information found in the "Buying Shares" section beginning on page 16.

Institutional Class shares are offered to:

1. Employee benefit plans investing through an intermediary and employee benefit plans not recordkept by Fidelity. For this purpose, employee benefit plans generally include profit sharing, 401(k), and 403(b) plans, but do not include: IRAs; SIMPLE, SEP, or SARSEP plans; plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans); health savings accounts; or plans investing through the Fidelity Advisor 403(b) program;

2. Insurance company separate accounts;

3. Broker-dealer, registered investment adviser, insurance company, trust institution and bank trust department managed account programs that charge an asset-based fee;

4. Current or former Trustees or officers of a Fidelity fund or current or retired officers, directors, or regular employees of FMR LLC or FIL Limited or their direct or indirect subsidiaries (Fidelity Trustee or employee), spouses of Fidelity Trustees or employees, Fidelity Trustees or employees acting as a custodian for a minor child, or persons acting as trustee of a trust for the sole benefit of the minor child of a Fidelity Trustee or employee;

5. Any state, county, or city, or any governmental instrumentality, department, authority or agency;

6. Charitable organizations (as defined for purposes of Section 501(c)(3) of the Internal Revenue Code) or charitable remainder trusts or life income pools established for the benefit of a charitable organization;

7. Qualified tuition programs for which FMR or an affiliate serves as investment manager, or mutual funds managed by Fidelity or other parties;

8. Non-U.S. public and private retirement programs and non-U.S. insurance companies, if approved by Fidelity;

AGBLI-12-02  December 6, 2012
1.899424.107

9. Broker-dealer, registered investment adviser, insurance company, trust institution, and bank trust department health savings account programs; and

10. Destiny Planholders who exchange, or have exchanged, from Class O to Institutional Class of Fidelity Advisor funds.

The following information replaces the biographical information for Leon Tucker found in the "Fund Management" section on page 26.

Maria Nikishkova is co-manager of the fund, which she has managed since December 2012. Since 2008, Ms. Nikishkova has worked as a research analyst and portfolio manager. Prior to 2008, Ms. Nikishkova worked as a market research analyst for Global Trading Resource Corporation in California beginning in 2002.